CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)		Mar. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents		$ 110,911,416	$ 12,238,835
Accounts receivable, net		1,693,064	1,976,334
Homes under construction and finished homes		128,950,892	163,997,487
Developed lots		21,189,983	16,205,448
Due from related party		125,987	1,437,235
Related party note receivable		665,020
Lot purchase agreement deposits		8,113,303	3,804,436
Investment in Joint Venture		431,894	186,086
Property and equipment, net		676,408	1,385,698
Operating right-of-use assets		768,282	1,001,277
Deferred tax asset		3,891,575
Prepaid expenses and other assets		6,350,037	6,112,044
Total Assets		283,767,861	208,344,880
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable		13,414,465	22,077,240
Homebuilding debt and other affiliate debt		109,172,986	120,797,006
Operating lease liabilities		768,282	1,001,277
Other accrued expenses and liabilities		5,150,413	5,465,321
Income tax payable		701,871
Derivative liabilities		451,106,576
Convertible note payable		66,714,276
Total Liabilities		647,028,869	149,340,844
Commitments and contingencies
Preferred Stock, $0.0001 par value; 40,000,000 shares authorized; none issued or outstanding.
Additional paid-in capital	[1]		1,422,630
Retained Earnings/(accumulated deficit)	[1]	(363,265,766)	57,577,672
Total Stockholders' equity	[1]	(363,261,008)	59,004,036
Total Liabilities and Stockholders' equity		283,767,861	208,344,880
Class A common stock
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock value	[1]	1,061	37
Class B common stock
LIABILITIES AND STOCKHOLDERS' EQUITY
Common stock value	[1]	$ 3,697	$ 3,697

[1]	Retroactively restated as of December 31, 2022 for the Reverse Recapitalization as a result of the Business Combination as described in Notes 1 and 2.